Background and Basis of Presentation - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2012 Segment	Dec. 31, 2011 Segment
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Market segments	3	3